Leases - Summary of Amounts Recorded in Income Statement and Cash Flow Statements (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Leases Recorded In Income Statement And Cash Flow Statements [Line Items]
Depreciation, right-of-use assets		$ 1,036	$ 717	$ 717
Short term, low-value and variable lease costs	[1]	860	844	916
Interest expense on lease liabilities		194	169	181
Principal lease payments		978	712	656
Lease interest payments		$ 194	$ 169	$ 181

[1]	Relates to US$734 million of variable lease costs (2025: US$777 million; 2024: US$792 million), US$101 million of short-term lease costs (2025: US$43 million; 2024: US$96 million) and US$25 million of low-value lease costs (2025: US$24 million; 2024: US$28 million). Variable lease costs include contracts for hire of mining service equipment, drill rigs and transportation services. These contracts contain variable lease payments based on usage and asset performance.